Document and Entity Information	Feb. 03, 2022
Cover [Abstract]
Entity Address, State or Province	MA
Amendment Flag	false
Entity Central Index Key	0001841387
Document Type	8-K
Document Period End Date	Feb. 03, 2022
Entity Registrant Name	CANDEL THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40629
Entity Tax Identification Number	52-2214851
Entity Address, Address Line One	Candel Therapeutics, Inc.
Entity Address, Address Line Two	117 Kendrick St Suite 450
Entity Address, City or Town	Needham
Entity Address, Postal Zip Code	02494
City Area Code	(617)
Local Phone Number	916-5445
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CADL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false